Goodwill And Other Intangible Assets (Summary Of Core Deposit Intangibles) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Gross carrying amount				$ 9,802	$ 9,802
Accumulated amortization				(6,863)	(6,266)
Total	$ 3,536	$ 2,797	$ 2,797	$ 2,939	$ 3,536
Finite-lived Intangible Assets [Roll Forward]
Beginning balance	3,536	2,797
Core deposit intangible acquired in conjunction with the acquisition of AFB	0	1,415
Amortization expense	(597)	(676)	(900)
Ending balance	$ 2,939	$ 3,536	$ 2,797